Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Receivables

	SA Rand
Figures in million	2021	2020
Financial assets
Trade receivables (metals)	738	623
Other trade receivables	292	215
Loss allowance	(179)	(135)
Trade receivables - net	851	703
Interest and other receivables	111	88
Employee receivables	17	13
Non-financial assets
Prepayments	131	79
Value added tax and general sales tax	505	425
Income and mining taxes	37	—
Total trade and other receivables	1 652	1 308

Disclosure of Movement in the Loss Allowance for Trade and Other Receivables
The movement in the loss allowance for trade and other receivables during the year was as follows (refer to note 39 for details):

	SA Rand
Figures in million	2021	2020
Balance at beginning of year	135	68
Increase in loss allowance recognised during the year	64	103
Reversal of loss allowance during the year	(20)	(36)
Balance at end of year	179	135

The loss allowance for 2021 includes R80 million (2020: R53 million) relating to a mining company who is in financial difficulties due to the impact of the South African national lockdown as a result of the Covid-19 pandemic. The remaining movement relates to various other individually immaterial debtors.

Disclosure of Ageing of Loss Allowance for Trade and Other Receivables
The loss allowance for trade and other receivables stratified according to the ageing profile at the reporting date is as follows:

	SA Rand
Figures in million	Gross	Loss allowance
30 June 2021
Not past due[1]	828	26
Past due by 1 to 30 days	26	9
Past due by 31 to 60 days	13	5
Past due by 61 to 90 days	14	6
Past due by more than 90 days	68	62
Past due by more than 361 days	81	71
	1 030	179
30 June 2020
Not past due[1]	702	31
Past due by 1 to 30 days	9	3
Past due by 31 to 60 days	5	3
Past due by 61 to 90 days	21	8
Past due by more than 90 days	51	45
Past due by more than 361 days	50	45
	838	135
[1]    The gross amount includes the full trade receivables (metals) balance, which has no attributable loss allowance.